Share-Based Compensation (Total Fair Value of Shares Vested) (Details) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 28, 2012	Dec. 31, 2011	Dec. 31, 2010
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,125	$ 4,186	$ 5,965